Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation
Summary of share options activities

			Weighted
		Weighted	Average
	Number of	Average Exercise	Remaining	Aggregate
	Options	Price	Contractual Life	Intrinsic Value
	(in thousands)	US$		(US$ in
				thousands)
Outstanding as of January 1, 2023	6,038	2.68	6.08	6,838
Granted	—	—
Exercised	(1,888)	0.37
Forfeited	(314)	1.37
Outstanding as of December 31, 2023	3,836	3.88	5.44	992

Outstanding as of January 1, 2024	3,836	3.88	5.44	992
Granted	—	—
Exercised	(365)	0.02
Forfeited	(47)	1.76
Outstanding as of December 31, 2024	3,424	4.32	4.29	141

Outstanding as of January 1, 2025	3,424	4.32	4.29	141
Granted	—	—
Exercised	(39)	0.83
Forfeited	—	—
Outstanding as of December 31, 2025	3,385	4.36	3.32	117

Exercisable as of December 31, 2025	3,385	4.36	3.32	117

Summary of restricted shares activities

		Weighted Average
	Number of	Grant Date
	Restricted Shares	Fair Value
	(in thousands)	US$
Unvested as of January 1, 2023	19,316	4.75
Granted	11,747	2.55
Vested	(3,012)	4.46
Forfeited	(5,513)	3.66
Unvested as of December 31, 2023	22,538	3.91

Unvested as of January 1, 2024	22,538	3.91
Granted	10,580	1.40
Vested	(3,604)	3.02
Forfeited	(6,531)	2.79
Unvested as of December 31, 2024	22,983	3.21

Unvested as of January 1, 2025	22,983	3.21
Granted	11,791	1.52
Vested	(4,534)	2.17
Forfeited	(6,745)	1.74
Unvested as of December 31, 2025	23,495	2.99